Income Taxes (Tables)	12 Months Ended
Oct. 31, 2012
Income Taxes [Abstract]
Summary of deferred tax assets
	2012	2011
Gross deferred tax assets:
Net operating loss carryforward	$(25,000)	$(2,000)
Total deferred tax assets	(25,000)	(2,000)
Less: Valuation allowance	25,000	(2,000)
Net deferred tax assets	$-	$-

Summary of difference of actual tax benefit from the expected tax benefit
	2012	2011
Expected tax expense (benefit) - Federal	$(23,000)	$(2,000)
Expected tax expense (benefit) – State	( -)	( -)
Change in valuation allowance	23,000	2,000
Actual tax expense (benefit)	$-	$-